Filed Pursuant to Rule 497(e)

Registration Statement Nos. 333-128699

333-151910

333-145064

333-179272

333-183060

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER (3)

dated February 8, 2016 to the

Intelligent Life® VUL and Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2015, as supplemented August 10, 2015, and January 20, 2016

Intelligent Variable Annuity® Prospectus

dated May 1, 2015, as supplemented, August 10, 2015, and January 20, 2016

M Intelligent VUL Prospectus

dated May 1, 2015 as supplemented, August 10,2015, and October 17, 2015

M Intelligent Survivorship VUL Prospectus

dated May 1, 2015 as supplemented, and August 10, 2015

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Prudential Series Fund — Natural Resources Portfolio

Prudential Series Fund — Natural Resources Portfolio changed their annual portfolio operating expenses, and Subadviser effective 2/08/2016 in the following prospectuses:

Intelligent Life VUL & Intelligent Life Survivorship VUL

Intelligent Variable Annuity

M Intelligent VUL

M Intelligent Survivorship VUL

The following replaces information in the “Portfolio Investment Managers and Investment Objectives” section of the prospectus relating to the Portfolio.

Portfolio	Investment Manager	Investment Objective
Prudential Series Fund — Natural Resources Portfolio — Class II	Prudential Investments, LLC Allianz Global Investors U.S. LLC (sub-adviser)	Seeks long-term growth of capital.

The following replaces information in the “Annual Portfolio Operating Expenses” section of the prospectus relating to the Portfolio.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Prudential Series Fund — Natural Resources Portfolio-Class II1	0.45%	0.25%	0.22%	0.00%	0.92%	0.01%	0.91%

1.

Prudential Investments LLC (PI or the Manager) has contractually agreed to waive 0.008% of its investment management fee through June 30, 2017. This waiver may not be terminated prior to June 30, 2017 without the prior approval of the Trust’s board of Trustees.

For more information about these changes and about the portfolios in general, refer to the Prudential Series Fund prospectus.

A15360 (1/16)